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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

SEC Mail Processing Section
MAY 16 2016
Washington DC
412

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

Russell Midcap Diversified Factor Index

16018646

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

JPME

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE, NASDAQ, NYSE MKT

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Associate General Counsel and Assistant Secretary

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY 16 2016
DIVISION OF TRADING & MARKETS

Telephone Number:

(212) 656-2938

Manual Signature of Official Responsible for Form:

May 13, 2016

SEC 2449 (1/99)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 16 2016

NYSE

Martha Redding
Senior Counsel
Assistant Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

Via Overnight Mail

May 13, 2016

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

SEC
Mail Processing
Section
MAY 16 2016
Washington DC
412

Re: **19b-4(e) – Transmittal**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

Guggenheim U.S. Large Cap Optimized Volatility ETF (OVLC)
IQ Enhanced Core Bond U.S. ETF (AGGE)
IQ Enhanced Core Plus Bond U.S. ETF (AGGP)
Global X Longevity Thematic ETF (LNGR)
Global X Health & Wellness Thematic ETF (BFIT)
JPMorgan Diversified Return U.S. Mid Cap Equity ETF (JPME)
iShares Edge MSCI Multifactor Materials ETF (MATF)
iShares Edge MSCI Multifactor Industrials ETF (INDF)
iShares Edge MSCI Multifactor Consumer Discretionary ETF (CNDF)
iShares Edge MSCI Multifactor Consumer Staples ETF (CNSF)
iShares Edge MSCI Multifactor Healthcare ETF (HCRF)
iShares Edge MSCI Multifactor Financials ETF (FNCF)
iShares Edge MSCI Multifactor Technology ETF (TCHF)
iShares Edge MSCI Multifactor Utilities ETF (UTLF)
iShares Edge MSCI Multifactor Energy ETF (ERGF)

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 16 2016

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY 16 2016
DIVISION OF TRADING & MARKETS